Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of effective tax rate
	December 31, 2020	December 31, 2019
China income tax rate	25.0%	25.0%
Tax exemption	(14.4)%	(23.0)%
Change in valuation allowance	(10.6)%	(3.0)%
Effective tax rate	-%	-%

Schedule of components of deferred tax assets
	December 31, 2020	December 31, 2019

Net operating losses	$452,009	$233,889
Less: valuation allowance	(452,009)	(233,889)
Deferred tax assets, net	$-	$-

Schedule of valuation allowance for deferred tax assets
	December 31, 2020	December 31, 2019

Beginning balance	$233,889	$52,719
Additions	218,120	181,170
Ending balance	$452,009	$233,889

Schedule of taxes payable
	December 31, 2020	December 31, 2019

VAT payable	$170,455	$131,351
Other taxes payable	14,239	8,112
Total	$184,694	$139,463